Shareholder Report, Line Graph (Details) DFBO_World ex U.S. Value Portfolio_Institutional_TSR Annual {Institutional} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name											World ex U.S. Value Portfolio – Institutional
Accumulated Value	$ 17,952	$ 14,671	$ 12,591	$ 15,030	$ 10,349	$ 12,285	$ 11,841	$ 13,043	$ 10,354	$ 10,000	$ 23,259
MSCI All Country World ex USA IMI Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex USA IMI Index (net div.)
Accumulated Value	16,817	13,535	12,127	16,206	12,380	12,667	11,419	12,472	10,075	10,000	$ 20,957
MSCI All Country World ex USA IMI Value Index (Net Div.)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex USA IMI Value Index (Net Div.)
Accumulated Value	$ 16,272	$ 13,175	$ 11,492	$ 14,145	$ 10,264	$ 12,099	$ 11,402	$ 12,392	$ 10,091	$ 10,000	$ 20,755